Segment Information - Schedule of Revenue by Service Segments (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Revenue by Service Segments [Line Items]
Revenue by service segments	$ 5,172,513	$ 4,888,824	$ 4,368,509
Operating Segments [Member]
Schedule of Revenue by Service Segments [Line Items]
Revenue by service segments	$ 5,172,513	$ 4,888,824	$ 4,368,509
Percentage of revenue by service segments	100.00%	100.00%	100.00%
Corporate secretarial services [Member] | Operating Segments [Member]
Schedule of Revenue by Service Segments [Line Items]
Revenue by service segments	$ 3,173,458	$ 2,959,684	$ 2,677,264
Percentage of revenue by service segments	61.40%	60.50%	61.30%
Accounting services [Member] | Operating Segments [Member]
Schedule of Revenue by Service Segments [Line Items]
Revenue by service segments	$ 1,252,223	$ 981,865	$ 969,316
Percentage of revenue by service segments	24.20%	20.10%	22.20%
IP registration services [Member] | Operating Segments [Member]
Schedule of Revenue by Service Segments [Line Items]
Revenue by service segments	$ 746,832	$ 947,275	$ 721,929
Percentage of revenue by service segments	14.40%	19.40%	16.50%